As filed with the Securities and Exchange Commission on June 4, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7919

BREMER INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

P.O.BOX 986, ST. CLOUD, MN 56302
(Address of principal executive offices) (Zip code)

JOEL W. REIMERS, PRESIDENT, P.O. BOX 986, ST. CLOUD, MN 56302
(Name and address of agent for service)

(800) 595-5552
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: 03/31/2004

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

March 31, 2004

TABLE OF CONTENTS

Shareholder Letter	1

Statements of Assets and Liabilities	2

Statements of Operations	3

Growth Stock Fund Statements of Changes in Net Assets	4

Bond Fund Statements of Changes in Net Assets	5

Growth Stock Fund Financial Highlights	6

Bond Fund Financial Highlights	7

Growth Stock Fund Schedule of Investments	8-11

Bond Fund Schedule of Investments	12-18

Notes to the Financial Statements	19-22

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The Fund's Statement of Additional Information contains additional information about the Fund's directors and is available without charge upon request by calling 1-800-595-5552.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to porfolio securities during the most recent 12-month period ending June 30, 2004 will be made available by August 31, 2004 without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Dear Shareholder:

This semi-annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including performance, expenses, and holdings for the six-months ended March 31, 2004 (the first six-month period in our fiscal year).

Over the past six months, the U.S. economic environment has been poised for growth. We have seen strong Gross Domestic Product (GDP) growth and corporate profits in an environment of low inflation and interest rates. Both fiscal and monetary stimulus have had a strong effect on the economy. The economic environment for both stocks and bonds has been exceptional. As we move through 2004, we should see some changes. Bond yields are at 40-year lows and may rise. That will decrease the price of bonds and eventually increase the cost-of-capital for corporations. In addition, we envision that GDP growth could decelerate in the latter stages of 2004 and inflation may rise. Accordingly, it may be a good year, but not a blockbuster year.

The equity markets were able to continue their strong performance through the last calendar quarter of 2003, while the first quarter of 2004 was more subdued. For the six-month period ending March 31, 2004, the Bremer Growth Stock Fund (BSTKX) was up 11.53%, while the S&P 500 Stock Index ("S&P 500")* rose 14.08%. Earnings growth for companies in the S&P500 was a stellar 28% in the fourth quarter of 2003. That was partly due to low interest rates, concentrated cost-cutting initiatives and positive currency translations for corporate America. We continue to seek sectors and stocks offering a combination of reasonable valuations and solid growth prospects. Based on our economic outlook, corporations may find that the current pace in earnings growth will be more difficult to achieve as the year progresses. Sectors that appear attractive in this type of earnings environment include consumer staples, machinery and energy. We feel that as the market continues into an economic rebound, larger companies with more predictable earnings will be favored.

Over the last six months, the Bremer Bond Fund portfolio has had a slightly shorter to a neutral duration, a high credit quality exposure and a low turnover rate. The portfolio has been focused on shifting its allocation into different sectors in order to improve diversification, credit quality and overall structure. The portfolio has had an economic expansionary posture over the past six months and we intend to continue that stance over the next six months. Based on our economic outlook and the projected increase in interest rates, we envision a challenging environment for the bond market. However, after yields rise and eventually plateau, it will be a great buying opportunity in the bond market. The Bremer Bond Fund achieved a total return of 2.13% for the six month period that ended March 31, 2004, as compared to the Lehman Brothers Intermediate Aggregate Bond Index** of 2.70%.

Overall, we remain optimistic about the long-term prospects for both the U.S. equity and bond markets. We thank you for your business and the opportunity to be of service to you. If you have questions or concerns about your long-tem investment plan, please set up a time to talk to your investment advisor.

Sincerely,

Joel W. Reimers
President
Bremer Investment Funds, Inc.

* The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

** The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of March 31, 2004 was 3.385 years.

Past performance is not predictive of future results.

1

BREMER INVESTMENT FUNDS, INC.

STATEMENTS IF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

	Growth Stock Fund	Bond Fund
ASSETS:
Investments, at market value
(Cost of $41,044,349 and $103,752,600, respectively)	$59,286,845	$106,689,166
Receivable for Fund shares sold	43,262	65,535
Dividends receivable	54,897	-
Interest receivable	1,242	848,512
Other assets	8,019	8,890

Total assets	59,394,265	107,612,103

LIABILITIES:
Payable for Fund shares redeemed	-	124,484
Accrued expenses and other liabilities	42,757	49,150
Payable to Investment Adviser	35,006	63,459
Dividends payable	-	340,785

Total liabilities	77,763	577,878

NET ASSETS	$59,316,502	$107,034,225

NET ASSETS CONSIST OF:
Capital stock	$49,196,375	$104,030,320
Net unrealized appreciation on investments	18,242,496	2,936,566
Undistributed net investment income	41,813	3,099
Undistributed net realized gain (loss) on investments	(8,164,182)	64,240

Total Net Assets	$59,316,502	$107,034,225

Shares outstanding
(100 million shares authorized for each Fund, $ .0001 par value)	4,428,403	10,311,741

Net Asset Value, Redemption Price and Offering Price Per Share	$13.39	$10.38

See Notes to the Financial Statements.

2

 BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2004 (Unaudited)

	Growth Stock Fund	Bond Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $6,126 and $0, respectively)	$369,255	$-
Interest income	4,204	2,532,862
Other income	3,053	1,000

Total investment income	376,512	2,533,862

EXPENSES:
Investment advisory fees	202,350	364,694
Shareholder servicing and accounting costs	27,723	35,039
Professional fees	22,212	22,230
Administration fees	18,504	33,345
Distribution fees	5,493	7,815
Reports to shareholders	3,078	1,839
Custody fees	2,964	11,814
Directors' fees and expenses	4,119	4,119
Federal and state registration	2,898	2,379
Other	1,386	1,647

Total expenses	290,727	484,921

NET INVESTMENT INCOME	85,785	2,048,941

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	810,098	64,240
Change in unrealized appreciation on investments	5,262,026	45,134

Net realized and unrealized gain on investments	6,072,124	109,374

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,157,909	$2,158,315

See Notes to the Financial Statements.

3

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Stock Fund

	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003

OPERATIONS:
Net investment income	$85,785	$82,058
Net realized gain (loss) on investments	810,098	(121,734)
Change in unrealized appreciation on investments	5,262,026	11,852,429

Net increase in net assets resulting from operations	6,157,909	11,812,753

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(112,891)	(30,365)
Net realized gains	-	-

Total dividends and distributions	(112,891)	(30,365)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	7,969,160	14,539,421
Proceeds from Fund shares issued to holders in reinvestment of
dividends	9,852	6,404
Cost of Fund shares redeemed	(8,401,671)	(24,966,078)
Net decrease in net assets resulting from
capital share transactions	(422,659)	(10,420,253)

TOTAL INCREASE IN NET ASSETS	5,622,359	1,362,135

NET ASSETS:
Beginning of period	53,694,143	52,332,008

End of period (including undistributed net investment income
of $41,813 and $68,919 respectively)	$59,316,502	$53,694,143

See Notes to the Financial Statements.

4

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Fund

	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003

OPERATIONS:
Net investment income	$2,048,941	$4,505,306
Net realized gain on investments	64,240	1,925,190
Change in unrealized appreciation (depreciation) on investments	45,134	(3,032,573)

Net increase in net assets resulting from operations	2,158,315	3,397,923

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,048,941)	(4,505,306)
Net realized gains	(535,069)	-

Total dividends and distributions	(2,584,010)	(4,505,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	16,407,513	38,778,529
Proceeds from Fund shares issued to holders in reinvestment of
dividends	65,153	411,769
Cost of Fund shares redeemed	(13,668,903)	(39,508,240)
Net increase (decrease) in net assets resulting from
capital share transactions	2,803,763	(317,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,378,068	(1,425,325)

NET ASSETS:
Beginning of period	104,656,157	106,081,482

End of period (including undistributed net investment income of
$3,099 and $3,099, respectively)	$107,034,225	$104,656,157

See Notes to the Financial Statements.

5

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Growth Stock Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2004(Unaudited)		2003	2002	2001	2000	1999
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$12.03		$9.75	$12.67	$18.13	$15.73	$12.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02		0.02	0.01	0.01	(0.01)	0.02
Net realized and unrealized gain (loss)
on investments	1.37		2.27	(2.92)	(5.30)	2.98	3.54

Total from investment operations	1.39		2.29	(2.91)	(5.29)	2.97	3.56

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.01)	(0.01)	-	(0.01)	(0.04)
Distributions from net realized gains	-		-	-	(0.17)	(0.56)	(0.07)

Total dividends and distributions	(0.03)		(0.01)	(0.01)	(0.17)	(0.57)	(0.11)

NET ASSET VALUE, END OF PERIOD	$13.39		$12.03	$9.75	$12.67	$18.13	$15.73

TOTAL RETURN	11.53%	(1)	23.45%	-23.01%	-29.39%	18.78%	28.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$59,316,502		$53,694,143	$52,332,008	$76,386,700	$93,255,016	$67,316,277
Ratio of net expenses to average net assets	1.01%	(2)	1.03%	0.94%	0.94%	0.90%	0.89%
Ratio of net investment income (loss) to average
net assets	0.30%	(2)	0.15%	0.02%	0.06%	(0.02%)	0.09%
Portfolio turnover rate	5.49%		5.86%	21.18%	11.04%	10.75%	16.74%
(1) Not annualized.
(2) Annualized.

See Notes to the Financial Statements.

6

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

		Bond Fund

	Six Months Ended March 31, 2004	Year Ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42	$10.53	$10.37	$9.77	$9.86	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.45	0.48	0.57	0.58	0.55
Net realized and unrealized gain (loss)
on investments	0.01	(0.11)	0.16	0.60	(0.09)	(0.57)

Total from investment operations	0.21	0.34	0.64	1.17	0.49	(0.02)

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.20)	(0.45)	(0.48)	(0.57)	(0.58)	(0.55)
Distributions from net realized gains	(0.05)	-	-	-	-	(0.04)

Total dividends and distributions	(0.25)	(0.45)	(0.48)	(0.57)	(0.58)	(0.59)

NET ASSET VALUE, END OF PERIOD	$10.38	$10.42	$10.53	$10.37	$9.77	$9.86

TOTAL RETURN	2.13% (1)	3.33%	6.87%	12.35%	5.19%	-0.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$107,034,225	$104,656,157	$106,081,482	$103,265,802	$95,610,264	$91,988,144
Ratio of net expenses to average net assets	0.93% (2)	0.93%	0.92%	0.93%	0.91%	0.90%
Ratio of net investment income to average net assets	3.93% (2)	4.33%	5.13%	5.73%	5.97%	5.44%
Portfolio turnover rate	12.17%	73.35%	32.42%	28.24%	49.79%	58.62%
(1) Not annualized.
(2) Annualized.

See Notes to the Financial Statements.

7

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Growth Stock Fund

Shares	COMMON STOCKS - 96.8%	Value
	BANKING & FINANCIAL SERVICES - 11.1%
16,000	American Express Company	$829,600.00
38,000	Citigroup Inc.	1,964,600.00
12,000	Fannie Mae	892,200.00
10,000	J.P. Morgan Chase & Co.	419,500.00
25,000	Mellon Financial Corporation	782,250.00
30,000	U.S. Bancorp	829,500.00
15,000	Wells Fargo & Company	850,050.00

		6,567,700.00

	BUSINESS SERVICES - 3.7%
15,000	FedEx Corp.	1,127,400.00
25,000	First Data Corporation	1,054,000.00

		2,181,400.00

	CAPITAL GOODS - 8.5%
23,300	Dover Corporation	903,341.00
7,000	Emerson Electric Co.	419,440.00
70,000	General Electric Company	2,136,400.00
15,000	3M Co.	1,228,050.00
8,000	W.W. Grainger, Inc.	384,000.00

		5,071,231.00

	CHEMICALS - 1.0%
20,000	Ecolab Inc.	570,600.00

	COMMUNICATIONS & MEDIA - 2.6%
35,000	Time Warner Inc.*	590,100.00
25,000	Viacom Inc. - Class B	980,250.00

		1,570,350.00

	COSMETICS & TOILETRIES - 5.0%
15,000	Avon Products, Inc.	1,138,050.00
10,000	Colgate-Palmolive Company	551,000.00
20,000	Kimberly-Clark Corporation	1,262,000.00

		2,951,050.00

See Notes to the Financial Statements.

8

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Growth Stock Fund

Shares		Value
	DRUGS - 5.2%
10,000	Cardinal Health, Inc.	$689,000.00
35,000	Mylan Laboratories Inc.	795,550.00
45,000	Pfizer Inc.	1,577,250.00

		3,061,800.00

	ENERGY - 5.5%
17,000	BP Plc ADR	870,400.00
5,000	ChevronTexaco Corporation	438,900.00
20,000	Exxon Mobil Corporation	831,800.00
14,000	Nabors Industries, Ltd.* [f]	640,500.00
8,000	Schlumberger Limited [f]	510,800.00

		3,292,400.00

	FOOD, BEVERAGE & TOBACCO - 1.8%
20,000	PepsiCo, Inc.	1,077,000.00

	HEALTH CARE - 6.5%
20,000	Amgen Inc.*	1,163,400.00
30,000	Medtronic, Inc.	1,432,500.00
15,000	Quest Diagnostics Incorporated	1,242,450.00

		3,838,350.00

	INSURANCE - 4.9%
26,000	AFLAC INCORPORATED	1,043,640.00
18,750	American International Group, Inc.	1,337,812.00
28,879	Travelers Property Casualty Corp.	495,274.85

		2,876,726.85

	MEDICAL PRODUCTS - 3.4%
20,000	Biomet, Inc.	767,200.00
25,000	Johnson & Johnson	1,268,000.00

		2,035,200.00

	RESTAURANT - 1.9%
40,000	McDonald's Corporation	1,142,800.00

See Notes to the Financial Statements.

9

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)

Shares		Value
	RETAIL - GENERAL - 11.5%
15,000	Best Buy Co., Inc.	$775,800.00
25,000	CVS Corporation	882,500
15,000	Kohl's Corporation*	724,950
40,000	Target Corporation	1,801,600
25,000	Wal-Mart Stores, Inc.	1,492,250
35,000	Walgreen Co.	1,153,250

		6,830,350

	SOFTWARE - 6.1%
30,000	Cognos, Inc.* [f]	931,800
70,000	Microsoft Corporation	1,747,900
80,000	Oracle Corporation*	960,800

		3,640,500

	TECHNOLOGY - 12.1%
35,000	Accenture Ltd.* [f]	868,000
35,000	American Power Conversion Corporation	805,350
50,000	Cisco Systems, Inc.*	1,176,000
30,000	Dell Inc.*	1,008,600
45,000	Intel Corporation	1,224,000
10,000	International Business Machines Corporation (IBM)	918,400
40,000	Texas Instruments Incorporated	1,168,800

		7,169,150

	TELECOMMUNICATIONS - 1.7%
60,000	ADC Telecommunications, Inc.*	174,000
42,000	Nokia Oyj ADR	851,760
		1,025,760

	TRAVEL & RECREATION - 4.3%
20,000	Carnival Corporation [f]	898,200
45,000	Southwest Airlines Co.	639,450
40,000	The Walt Disney Company	999,600

		2,537,250

	TOTAL COMMON STOCKS
	(Cost of $39,197,122)	57,439,618

See Notes to the Financial Statements.

10

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 3.1%

	INVESTMENT COMPANY - 3.1%
$1,847,227	First American Prime Obligations Fund, 0.7595%**	$1,847,227

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $1,847,227)	1,847,227

	TOTAL INVESTMENTS - 99.9%
	(Cost of $41,044,349)	59,286,845

	Other Assets in Excess of Liabilities - 0.1%	29,657

	TOTAL NET ASSETS - 100.0%	$59,316,502

*	Non-income producing security.
ADR	American Depositary Receipt.
[f]	Foreign.
**	Variable rate security. The rate listed is as of March 31, 2004.

See Notes to the Financial Statements.

11

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value
	LONG-TERM INVESTMENTS - 93.2%

	CORPORATE BONDS & NOTES - 24.8%

	AGRICULTURAL OPERATIONS - 2.3%
$210,000	Cargill, Incorporated, (Aquired 3/26/01, Cost $206,976),
	r
	6.150%, 02/25/08	$233,365
2,000,000	Cargill, Incorporated, (Aquired 12/12/00, Cost $1,935,019)
	6.300%, 04/15/09 [r]	2,255,600

		2,488,965

	BANK & BANK HOLDING COMPANIES - 5.4%
1,000,000	Bank of America Corporation
	4.875%, 09/15/12	1,040,204
3,290,000	First Union National Bank - North Carolina##
	6.180%, 02/15/36	3,732,186
1,000,000	Wells Fargo & Company
	5.125%, 09/01/12	1,056,480

		5,828,870

	COMPUTERS - 1.0%
1,000,000	International Business Machines Corporation (IBM)
	4.875%, 10/01/06	1,069,061

	ENERGY - 1.2%
1,000,000	Conoco Funding Company
	5.450%, 10/15/06	1,080,985
150,000	Exxon Capital Corporation
	6.000%, 07/01/05	158,375

		1,239,360

See Notes to the Financial Statements.

12

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value

	FINANCIAL SERVICES - 7.2%
$1,000,000	Associates Corporation of North America
	6.250%, 11/01/08	$1,128,889
1,000,000	Bear, Stearns & Co. Inc.
	5.700%, 01/15/07	1,087,376
1,000,000	General Electric Capital Corporation
	6.000% 06/15/12	1,119,225
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/12	1,147,837
1,000,000	J.P. Morgan Chase & Co.
	5.250%, 05/30/07	1,080,650
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/06	1,088,851
1,000,000	Morgan Stanley Dean Witter & Co.
	5.800%, 04/01/07	1,094,295

		7,747,123

	FOOD, BEVERAGE & TOBACCO - 2.6%
1,000,000	Hormel Foods Corporation
	6.625%, 06/01/11	1,168,957
235,000	PepsiCo, Inc.
	5.750%, 01/15/08	261,040
1,250,000	Supervalu, Inc.
	6.560%, 06/09/05	1,301,041

		2,731,038

	INSURANCE - 3.0%
2,000,000	Berkshire Hathaway Inc., (Aquired 9/29/03, Cost $1,994,400)
	3.375%, 10/15/08[r]	2,021,502
1,000,000	The St. Paul Companies, Inc.
	7.370%, 08/20/07	1,145,362

		3,166,864

	MANUFACTURING - 1.1%
1,000,000	Honeywell International, Inc.
	7.500%, 03/01/10	1,203,759

See Notes to the Financial Statements.

13

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value

	RETAIL - GENERAL - 1.0%
$1,000,000	Target Corporation
	5.375%, 06/15/09	$1,094,710

	TOTAL CORPORATE BONDS & NOTES
	(Cost of $24,487,457)	26,569,750

	U.S. GOVERNMENT AGENCY &
	AGENCY-BACKED ISSUES - 54.8%

4,000,000	Fannie Mae
	6.250%, 02/01/11	4,557,532

	Federal Home Loan Bank (FHLB)
1,000,000	3.875%, 06/14/13	984,216

	Federal Home Loan Mortgage Corporation (FHLMC),
	Participation Certificates
137,645	Pool #E00856, 7.500%, 06/01/15	147,390
85,883	Pool #G11072, 7.500%, 12/01/15	91,963
352,260	Pool #E00961, 6.000%, 04/01/16	371,571
1,235,294	Pool #E01343, 5.000%, 04/01/18	1,272,191
994,253	Pool #B12056, 4.500%, 02/01/19	1,008,809
1,750,175	Pool #B12781, 4.000%, 03/01/19	1,741,356
202,507	Pool #C90290, 7.000%, 08/01/19	215,275

		4,848,555

	Federal Home Loan Mortgage Corporation (FHLMC),
	Adjustable Rate Mortgage
88,898	Pool #845864, 3.6170%, 07/01/24**	91,298

See Notes to the Financial Statements.

14

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
$44,975	Pool #190529, 8.000%, 09/01/08	$47,321
5,657	Pool #250168, 8.000%, 12/01/09	6,068
2,000,000	Pool #099999, 5.250%, 08/01/12	2,127,126
176,492	Pool #532561, 8.000%, 05/01/15	190,005
409,768	Pool #303922, 6.000%, 05/01/16	429,890
453,864	Pool #545300, 5.500%, 11/01/16	473,659
1,628,800	Pool #254721, 5.000%, 04/01/18	1,677,086
995,629	Pool #752031, 5.000%, 10/01/18	1,025,145
1,000,000	Pool #765251, 4.000%, 03/01/19	994,517
154,216	Pool #211830, 6.000%, 04/01/23	161,241
126,972	Pool #323380, 6.500%, 10/01/28	133,682

		7,265,740

	Federal National Mortgage Association (FNMA),
	Real Estate Mortgage Investment Conduits (REMIC)
88,019	Series 1989-69, Class G, 7.600%, 10/25/19	95,694

	Freddie Mac
2,000,000	5.875%, 03/21/11	2,231,748

	Government National Mortgage Association (GNMA),
339,841	Pool #521580, 7.000%, 11/15/14	366,042
181,219	Pool #520754, 7.000%, 07/15/15	195,265
183,974	Pool #520763, 7.000%, 07/15/15	198,233
253,574	Pool #492995, 6.000%, 11/15/28	265,861
530,690	Pool #780941, 6.000%, 12/15/28	556,385
107,581	Pool #781029, 6.500%, 05/15/29	113,788
451,505	Pool #542643, 6.000%, 03/15/31	472,347
451,274	Pool #564153, 6.500%, 07/15/31	476,800
969,721	Pool #564700, 6.000%, 07/15/31	1,014,485
255,227	Pool #584332, 7.000%, 08/15/31	272,132
908,845	Pool #080546, 3.000%, 10/20/31	909,423
966,864	Pool #575885, 6.000%, 12/15/31	1,011,496

See Notes to the Financial Statements.

15

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value

$631,941	Pool #552242, 6.500%, 12/15/31	$667,687
40,546	Pool #080571, 5.000%, 01/20/32	41,574
934,586	Pool #080579, 4.000%, 02/20/32	943,363
186,011	Pool #080589, 5.000%, 03/20/32	190,700
787,121	Pool #080587, 4.500%, 03/20/32	803,057
350,282	Pool #569421, 7.500%, 05/15/32	376,893
117,345	Pool #581988, 8.000%, 05/15/32	128,337
2,075,144	Pool #080626, 3.000%, 08/20/32	2,095,770
1,640,188	Pool #080636, 3.500%, 09/20/32	1,667,387
26,874	Pool #583648, 5.500%, 10/15/32	27,685
1,871,603	Pool #552966, 5.500%, 12/15/32	1,928,052
249,668	Pool #602629, 5.500%, 01/15/33	257,192
904,208	Pool #080665, 5.000%, 01/20/33	926,405
396,969	Pool #602637, 5.500%, 02/15/33	408,933
1,881,139	Pool #592008, 5.000%, 05/15/33	1,898,041
813,369	Pool #553320, 6.000%, 06/15/33	850,290
2,708,677	Pool #612785, 5.000%, 07/15/33	2,733,015
1,984,014	Pool #620461, 5.000%, 08/15/33	2,001,841
977,993	Pool #581564, 5.000%, 09/15/33	986,781
1,953,441	Pool #594109, 5.000%, 09/15/33	1,970,994
985,659	Pool #429780, 5.500%, 12/15/33	1,015,364

		27,771,618
	Government National Mortgage Association (GNMA),
	Adjustable Rate Mortgage (ARM)
1,709,002	Pool #080675, 5.000%, 02/20/33	1,750,902
1,577,289	Pool #080686, 4.000%, 04/20/33	1,602,348
1,877,952	Pool #080701, 3.000%, 06/20/33	1,896,048
1,696,510	Pool #080704, 4.500%, 06/20/33	1,730,204
1,977,148	Pool #080779, 3.500%, 12/20/33	2,013,703
1,750,000	Pool #080846, 3.500%, 03/20/34	1,783,840

		10,777,045
	TOTAL U.S. GOVERNMENT AGENCY
	& AGENCY BACKED ISSUES
	(Cost of $57,457,974)	58,623,446

See Notes to the Financial Statements.

16

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Principal
Amount		Value

	U.S. TREASURY OBLIGATIONS - 13.6%

	U.S. Treasury Notes
$2,500,000	7.250%, 05/15/04	$2,519,532.00
2,500,000	6.500%, 08/15/05	2,678,322
2,000,000	2.000%, 05/15/06	2,016,642
1,030,000	2.375%, 08/15/06	1,045,491

		8,259,987

	U.S. Treasury Bonds
3,000,000	10.750%, 08/15/05	3,386,370
2,000,000	4.375%, 08/15/12	2,108,594
600,000	7.500%, 11/15/16	791,203

		6,286,167
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost of $14,857,353)	14,546,154

	TOTAL LONG-TERM INVESTMENTS
	(Cost of $96,802,784)	99,739,350

	SHORT-TERM INVESTMENTS - 6.5%

	COMMERCIAL PAPER - 1.7%

430,000	Asset Securitization Corp, 1.040%, 04/12/04	429,861
1,333,000	General Electric Corporation, 1.010%, 04/07/04	1,332,775

	TOTAL COMMERCIAL PAPER
	(Cost of $1,762,636)	1,762,636

	INVESTMENT COMPANY - 4.8%

5,187,180	First American Prime Obligations Fund, 0.7595%**	5,187,180

	TOTAL INVESTMENT COMPANY
	(Cost of $5,187,180)	5,187,180

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $6,949,816)	6,949,816

See Notes to the Financial Statements.

17

 BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2004 (Unaudited)
Bond Fund

Value
TOTAL INVESTMENTS - 99.7%
(Cost of $103,752,600)	$106,689,166

Other Assets in Excess of Liabilities - 0.3%	345,059

TOTAL NET ASSETS - 100.0%	$107,034,225

[r]	Restricted under Rule 144A of the Securities Act of 1933. At March 31, 2004 the value of these securities amounted to $4,510,467 or 4.21% of net assets.
##	Putable.
**	Variable rate security. The rates listed are as of September 30, 2003.

See Notes to the Financial Statements.

18

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2004 (Unaudited)

1. ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

19

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2004 (Unaudited)

d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly.

Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes. The tax character of distributions paid during the six months ended March 31, 2004 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Bremer Growth Stock Fund	$112,891	$-
Bremer Bond Fund	$2,048,941	$535,069

The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Bremer Growth Stock Fund	$30,365	$-
Bremer Bond Fund	$4,505,306	$-

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Growth Stock	Bremer Bond
	Fund	Fund
Cost of Investments	$41,748,679	$103,893,117

Gross unrealized appreciation	17,382,091	3,429,992
Gross unrealized depreciation	(4,401,621)	(538,560)

Net unrealized appreciation (depreciation)	$12,980,470	$2,891,432

Cumulative temporary differences between
financial reporting and tax cost	$(8,974,280)	$(327,367)

Distributable ordinary income	$68,919	$330,466
Distributable long-term capital gain	-	535,069

Total distributable earnings	$68,919	$865,535

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2003 the Growth Stock Fund had a capital loss carryforward of $6,909,493 and $1,906,934 expiring in 2011 and 2010, respectively. The Bond Fund had a capital loss carryforward of $0.

At September 30, 2003, the Growth Stock Fund had post-October losses of $157,853.

20

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2004 (Unaudited)

Shareholder Nofication of Federal Tax Status

For the year ended September 30, 2003, 100% of ordinary distributions paid by the Growth Stock Fund qualify for the dividends received deduction available to corporate shareholders. Shareholders should consult with their tax advisers.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the six months ended March 31, 2004, were as follows:

	Growth Stock Fund	Bond Fund

Shares sold	611,866	1,587,172
Shares issued to holders in reinvestment of dividends	761	6,322
Shares redeemed	(647,485)	(1,324,305)

Net increase (decrease)	(34,858)	269,189

Transactions in shares of the Funds for the year ended September 30, 2003, were as follows:

	Growth Fund	Bond Fund

Shares sold	1,314,742	3,702,392
Shares issued to holders in reinvestment of dividends	600	39,335
Shares redeemed	(2,216,984)	(3,774,817)

Net decrease	(901,642)	(33,090)

21

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2004 (Unaudited)

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2004, were as follows:

	Growth Fund	Bond Fund

Purchases:
U.S. Government	$-	$12,648,277
Other	3,061,651	-

Sales:
U.S. Government	-	8,000,647
Other	4,410,313	3,678,908

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A. (the "Adviser"), a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets. For the six months ended March 31, 2004, the Growth Stock Fund and Bond Fund paid the Adviser $202,350 and $364,694, respectively, pursuant to the Investment Advisory Agreement.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the period ended March 31, 2004, $5,493 and $7,815 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6. RELATED PARTIES

Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,181,224 and 10,273,932 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 2004.

22

BREMER INVESTMENT FUNDS, INC.

Investment Adviser
Bremer Trust, N.A.
Suite 2000
445 Minnesota Street
St. Paul, MN 55101

Administrator, Dividend Paying Agent,
Shareholders' Servicing Agent
and Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Counsel
Briggs and Morgan
2200 IDS Center
80 South Eighth Street
Minneapolis, MN 55402

Independent Public Accountants
Ernst & Young LLP
875 East Wisconsin Avenue
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Directors
John M. Bishop
Lois Buermann
John J. Feda
Barbara A. Grachek
Catherine T. Kelly
Susan E. Lester
David Melroe
Joel Reimers

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6. Schedule of Investments.

Included in report to shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures.

(a)   The Registrant’s President Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)   There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)   (1)  Code of Ethics.  Incorporated by reference to Exhibit 10(a) filed with the Registrant’s Form N-CSR for the period ended September 30, 2003.

(2)   Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as Exhibits 11(a)(2).1 and 11(a)(2).2

(3)   Written solicitation to purchase securities.

Not applicable to Registrant.

(b)    Certifications required by 18 U.S.C. 1350.

 Attached as Exhibit 11(b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.__________

By (Signature and Title /s/ Joel W. Reimers___________
                                                     Joel W. Reimers, President

Date ____June 4, 2004_______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* /s/ Joel W. Reimers___________
                                                     Joel W. Reimers, President

Date___June 4, 2004___________________________________________

By (Signature and Title)* /s/ Richard A. DiNello_______________________
                                                        Richard A. DiNello, Treasurer

Date___June 4, 2004___________________________________________

* Print the name and title of each signing officer under his or her signature.